Schedule of Other Expenses (Income) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total other income	₪ 33,886	₪ 10,872	₪ 860
Total Other expenses	81,024	13,000	3,831
Remeasurement of contingent consideration [member]
IfrsStatementLineItems [Line Items]
Total other income	897	10,572
Total Other expenses	1,964
Government reimbursements [member]
IfrsStatementLineItems [Line Items]
Total other income	30,080
Remeasurement of provision for impairment of other receivables [member]
IfrsStatementLineItems [Line Items]
Total other income	1,277
Other [member]
IfrsStatementLineItems [Line Items]
Total other income	1,632	300	860
Total Other expenses	9,040	1,271	327
Impairment losses on goodwill [member]
IfrsStatementLineItems [Line Items]
Total Other expenses	63,101
Impairment losses on Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total Other expenses	4,589
Changes in loan measured at fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Total Other expenses	2,330
Issuance expenses [member]
IfrsStatementLineItems [Line Items]
Total Other expenses			3,504
Provision for impairment [member]
IfrsStatementLineItems [Line Items]
Total Other expenses		₪ 11,729